King & Spalding LLP
1180 Peachtree Street
Atlanta, Georgia 30309
Main: (404) 572-4600
Fax: (404) 572-5100

Keith M. Townsend
Direct Dial: (404) 572-3517
Direct Fax: (404) 572-5100
ktownsend@kslaw.com

March 17, 2015

Via EDGAR

Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 4561

100 F Street, N.E.

Washington, D.C. 20549

Attn: Ms. Amanda Ravitz, Assistant Director

Re:	ECPM Holdings, LLC

Amendment No. 2 to

Draft Registration Statement on Form S-1

Submitted February 17, 2015

CIK No. 0001623919

Dear Ms. Ravitz:

On behalf of ECPM Holdings, LLC (the “Company”), we are transmitting via EDGAR with this letter for confidential submission under the Securities Act of 1933, as amended (the “Securities Act”), with the Securities and Exchange Commission (the “Commission”) Confidential Draft Submission No. 3 (“Submission No. 3”) of the Draft Registration Statement on Form S-1 (the “Registration Statement”), together with the exhibits thereto. We are responding to the Staff’s comments contained in its letter dated March 4, 2015. For your convenience, this letter sets forth in italics each of the Staff’s comments before each response.

Prospectus Summary, page 1

1.	We note your response to prior comment 1. In light of the frequency and emphasis of your disclosures regarding the Fuse systems and its benefits, including multiple references in the first paragraph of your document, please revise to clarify how many of the 2,500 GI departments you serve purchased the Fuse system.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 4, 5, 13 and 99 to quantify, on a percentage basis, how many of its over 2,500 GI department customers have purchased its Fuse® system.

Securities and Exchange Commission

March 17, 2015

Future sales . . ., page 51

2.	Please revise your disclosure on page 52 consistent with your revisions in response to prior comment 22.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 52 to reflect revisions in response to prior comment 22.

Use of Proceeds, page 58

3.	Please expand your revisions added in response to prior comment 7 to clarify how the use in the first bullet differs from the uses in the second and third bullets. Include in your response and revised disclosure the nature of the “new demonstration equipment and investments to improve [y]our manufacturing capacity.”

Response: In response to the Staff’s comment, the Company has expanded the disclosure on uses of proceeds described on page 58 to provide greater specificity and clarity.

Capitalization, page 62

4.	Please revise the pro forma as adjusted column to include an adjustment to retained earnings that will reflect the $5.7 million compensation expense recorded from the vested portion of your incentive stock units as a result of the initial public offering. Please also provide footnote disclosure to the table that describes the adjustment.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 62 and 63 to include an adjustment to retained earnings reflecting the $1.2 million compensation expense recorded from the vested portion of our incentive stock units as a result of the initial public offering. The Company has revised the $5.7 million compensation expense to reflect only a $1.2 million compensation expense based on revised calculations completed prior to submission of Submission No. 3.

Results of operations, page 75

5.	We note your revisions in response to prior comment 10. Please expand the reference to “increase in sales” to clarify how price or volume caused the changes you note. Also, it is unclear how you determined that you do not need to specifically quantify the impact of Fuse systems sales in each period and that such information is not material. We note, in this regard, that the Fuse system was a newly introduced product during 2014 and it appears from your current disclosure that such introduction caused the changes to which you refer. See Regulation S-K Item 303(a)(3)(iii).

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 75 to convey that the growth in net revenues for GI equipment was due to increases in sales volume primarily attributable an increase in net revenues for our imaging products, the substantial majority of which was attributable to sales of our new Fuse® system.

Securities and Exchange Commission

March 17, 2015

Financial Statements

Note 5 – Acquisitions, page F-15

6.	Please refer to prior comment 25. We note your revised disclosure which describes that the $40 million value attributable to Peer Medical Ltd. was negotiated in an arm’s length transaction. However, please explain to us how your valuation contemplates paragraphs 30-1, 30-7 and 30-8 of FASB ASC 805-30. In this regard, please describe for us how the negotiated value of the Class C Units contemplated the issuance and valuation of the Class A Units.

Response: Three unrelated groups, including new investors, EndoChoice, Inc. investors, and Peer Medical Ltd. investors, negotiated the combined value of Peer Medical Ltd. (“Peer”) and EndoChoice, Inc. (“EndoChoice”) at arm’s length in connection with the equity restructuring that occurred in January 2013. The new investors agreed to a pre-money value of $100 million for Peer and EndoChoice combined, and the relative fair values were negotiated to be 60% allocable to EndoChoice and 40% allocable to Peer. The fair value attributed to Class C Units reflected the outcome of the arm’s-length negotiation among all unrelated groups and contemplated the $40 million of new money/cash consideration provided for by the initial issuance of Class A Units. The Company has revised the disclosure on page F-17 to clarify that the $40 million value attributable to Class C Units was negotiated at arm’s length and represents the fair value attributed to Peer in connection with the equity restructuring.

Note 12 – Redeemable Preferred Stock and Members’ Capital

(e) Incentive Units, page F-23

7.	We refer to prior comment 28. Please revise the filing to clearly define the “minimum valuation threshold” and what events qualify as a “liquidity event”.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page F-26 to more clearly define the “minimum valuation threshold” and what events qualify as a “liquidity event”.

* * * *

The Company has also revised the disclosure to exclude the presentation of the financial statements of Peer pursuant to the process outlined in the Company’s letter of December 12, 2014 to the Staff, whereby the Company expressed its intention to include Peer’s financial statements in its initial confidential submission and make a later submission of the Form S-1 including its audited financial statements for the year ended December 31, 2014. The Company believes that these revisions satisfy the requirements of Rule 3-05 because the audited financial statements include audited financial results of Peer for greater than 21 months.

If we can be of any assistance in explaining these responses or the changes in Submission No. 3, please let us know. Please contact me with any questions or comments at (404) 572-3517.

Securities and Exchange Commission

March 17, 2015

Very truly yours,

/s/ Keith M. Townsend
Keith M. Townsend

cc:	Geoff Kruczek, Securities and Exchange Commission

Tom Jones, Securities and Exchange Commission

Mark G. Gilreath, ECPM Holdings, LLC

David N. Gill, ECPM Holdings, LLC

James B. Young, Jr., ECPM Holdings, LLC

Richard D. Truesdale, Davis Polk & Wardwell LLP

Sophia Hudson, Davis Polk & Wardwell LLP

James D. Powell, KPMG LLP

Jeffrey M. Stein, King & Spalding LLP

Laura I. Bushnell, King & Spalding LLP